Stock warrants (Details 2)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Expected Life [Member]
Expected life (years)		6 months	6 months
Risk Free Interest Rate [Member]
Risk-free interest rate		2.44%	2.06%
Expected Volatility [Member]
Expected volatility		138.00%	151.00%
Stock Warrant [Member] | Annual Dividend Yield [Member]
Annual Dividend Yield
Stock Warrant [Member] | Expected Life [Member]
Expected life (years)			6 months	3 years 10 months 10 days
Stock Warrant [Member] | Expected Life [Member] | Minimum [Member]
Expected life (years)		6 months
Stock Warrant [Member] | Expected Life [Member] | Maximum [Member]
Expected life (years)		5 years
Stock Warrant [Member] | Risk Free Interest Rate [Member]
Risk-free interest rate			20.60%	1.89%
Stock Warrant [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	2.23%
Stock Warrant [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	2.82%
Stock Warrant [Member] | Expected Volatility [Member]
Expected volatility			151.00%	440.00%
Stock Warrant [Member] | Expected Volatility [Member] | Minimum [Member]
Expected volatility	119.00%
Stock Warrant [Member] | Expected Volatility [Member] | Maximum [Member]
Expected volatility	393.00%